Exhibit 99.1

Santander Drive Auto Receivables Trust 2025-3

Class A-1 4.519% Asset Backed Notes

Class A-2 4.63% Asset Backed Notes

Class A-3 4.38% Asset Backed Notes

Class B 4.49% Asset Backed Notes

Class C 4.68% Asset Backed Notes

Class D 5.11% Asset Backed Notes

Class E 6.60% Asset Backed Notes

Monthly Report

This Monthly Report has been prepared pursuant to Section 2.6 of the Administration Agreement among Santander Drive Auto Receivables Trust 2025-3, as Issuer, Santander Consumer USA Inc., as Administrator, Santander Drive Auto Receivables LLC, as Seller, and Citibank, N.A. as Indenture Trustee, dated as of July 30, 2025. Defined terms have the meanings assigned to them in the Administration Agreement or in other Transaction Documents.

Collection Period Beginning:	03/01/2026
Collection Period Ending:	03/31/2026
Previous Payment/Close Date:	03/16/2026
Payment Date	04/15/2026
Days of Interest for Period:	30
Days in Collection Period:	31
Months Seasoned:	9

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	86,957	06/30/2025	07/30/2025	2,150,309,391.20

Total	86,957			2,150,309,391.20

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance												{1}	1,707,843,207.63

{2} Payments Received											{2}	53,863,451.08
{3} Repurchased Receivables											{3}	17,554.93
{4} Defaulted Receivables											{4}	14,215,870.52
{5} Cram Down Losses and Other Principal Adjustments											{5}	68,724.64
{6} Other Receivables adjustments											{6}	—

{7} Total Principal distributable amount												{7}	68,165,601.17

{8} End of period aggregate Principal Balance												{8}	1,639,677,606.46

{9} Pool Factor												{9}	0.762531

II. NOTE BALANCE CALCULATION

						Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance					{10}	219,570,000.00	683,010,000.00	455,340,000.00	178,480,000.00	194,600,000.00	221,480,000.00	103,210,000.00	2,055,690,000.00

{11} Beginning of period Note Balance					{11}	—	410,964,270.56	455,340,000.00	178,480,000.00	194,600,000.00	221,480,000.00	103,210,000.00	1,564,074,270.56
{12} First Allocation of Principal					{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal					{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal					{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal					{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal					{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal					{17}	—	64,143,830.70	—	—	—	—	—	64,143,830.70
{18} Optional Purchase payment					{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance					{19}	—	346,820,439.86	455,340,000.00	178,480,000.00	194,600,000.00	221,480,000.00	103,210,000.00	1,499,930,439.86
{20} Note Pool Factors					{20}	—	0.507782	1.000000	1.000000	1.000000	1.000000	1.000000	0.729648
{21} Principal payment per $1,000					{21}	—	93.91	—	—	—	—	—	31.20

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received											{22}	53,863,451.08
{23} Net Liquidation Proceeds											{23}	7,865,759.09
{24} Principal on Repurchased Receivables											{24}	96,549.73
{25} Interest on Repurchased Receivables											{25}	7,847.67
{26} Interest collected on Receivables											{26}	23,701,147.77
{27} Other amounts received											{27}	59,746.22
{28} Optional Purchase Price											{28}	—
{29} Reserve Account Excess Amount											{29}	—
{30} Reserve Account Draw Amount											{30}	—

{31} Total Available Funds												{31}	85,594,501.56

Distributions
{32} Indenture Trustee Fee											{32}	—
{33} Owner Trustee Fee											{33}	—
{34} Asset Representations Reviewer Fee											{34}	—

Servicing Fee and Administration Fee

	Fee	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	Servicing	4,269,608.02	—	—	4,269,608.02						{35}	4,269,608.02
{36}	Administration	71,160.13	—	—	71,160.13						{36}	71,160.13

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{37}	Class A-1	—	4.51900%	30	ACT / 360	—					{37}	—
{38}	Class A-2	410,964,270.56	4.63%	30	30 / 360	1,585,637.14					{38}	1,585,637.14
{39}	Class A-3	455,340,000.00	4.38%	30	30 / 360	1,661,991.00					{39}	1,661,991.00

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—							{40}	—
{41}	Class A-2	—	—	—							{41}	—
{42}	Class A-3	—	—	—							{42}	—

{43} First Allocation of Principal											{43}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{44}	Class B	178,480,000.00	4.49%	30	30 / 360	667,812.67					{44}	667,812.67

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{45}	Class B	—	—	—							{45}	—

{46} Second Allocation of Principal											{46}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{47}	Class C	194,600,000.00	4.68%	30	30 / 360	758,940.00			{47}	758,940.00

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{48}	Class C	—	—	—					{48}	—

{49} Third Allocation of Principal									{49}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{50}	Class D	221,480,000.00	5.11%	30	30 / 360	943,135.67			{50}	943,135.67

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{51}	Class D	—	—	—					{51}	—

{52} Fourth Allocation of Principal									{52}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{53}	Class E	103,210,000.00	6.60%	30	30 / 360	567,655.00			{53}	567,655.00

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{54}	Class E	—	—	—					{54}	—

{55} Fifth Allocation of Principal									{55}	—

{56} Reserve Account deposit									{56}	—
{57} Regular Allocation of Principal									{57}	64,143,830.70
{58} Optional Purchase Amount									{58}	—
{59} Distribution to Residual Interestholder									{59}	10,924,731.23

{60} Total Distribution Amount										{60}	85,594,501.56

IV. RECONCILIATION OF RESERVE ACCOUNT

{61} Beginning of period Reserve Account balance							{61}	21,503,093.91
{62} Deposit to Reserve Account							{62}	—
{63} Release from Reserve Account							{63}	—

{64} End of period Reserve Account balance										{64}	21,503,093.91

{65} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)										{65}	21,503,093.91
{66} Change in Reserve Account balance from prior period										{66}	0.00

V. OVERCOLLATERALIZATION

{67} Targeted Overcollateralization equal to the sum of:										{67}	139,747,166.60
{68} (i) 5.90% of the Principal Balance of the Receivables at the end of the Collection Period and									{68}	96,740,978.78
{69} (ii) 2.00% of the Principal Balance of the Receivables as of the Cut-off Date									{69}	43,006,187.82

{70} End of period Principal Balance of the Receivables										{70}	1,639,677,606.46
{71} End of period Note Balance										{71}	1,499,930,439.86
{72} Overcollateralization amount at the end of the Collection Period										{72}	139,747,166.60
{73} Overcollateralization % at the end of the Collection Period										{73}	8.52%

VI. STATISTICAL DATA

									Original	Previous	Current
{74} Principal Balance of the Receivables								{74}	2,150,309,391.20	1,707,843,207.63	1,639,677,606.46
{75} Weighted average coupon of the Receivables								{75}	17.99%	17.87%	17.85%
{76} Weighted average original term of the Receivables								{76}	71.61	71.70	71.71
{77} Weighted average remaining term of the Receivables								{77}	67.50	60.77	59.88
{78} Number of Receivables								{78}	86,957	74,092	71,857

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{79} 31-60 days								{79}	4,805	119,605,118.34	7.29%
{80} 61-90 days								{80}	2,275	56,744,628.04	3.46%
{81} 91-120 days								{81}	840	20,427,821.01	1.25%
{82} 121 + days delinquent								{82}	—	—	0.00%
{83} Total								{83}	7,920	196,777,567.39	12.00%

{84} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{84}	81,593,150.80
{85} Delinquency Percentage as of the End of the Collection Period										{85}	4.98%
{86} Delinquency Trigger										{86}	24.00%
{87} Delinquency Trigger Occurred										{87}	No

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{88} Beginning of period Repossessed Inventory									{88}	693	17,913,489.78
{89} Vehicles Repossessed in current period									{89}	504	12,663,663.99
{90} Repossessed vehicles sold in current period									{90}	444	11,606,098.20
{91} Repossessed vehicles reinstated in current period									{91}	73	1,765,904.68
{92} Repossessed vehicle adjustment in current period									{92}	—	(10,918.81)
{93} End of period Repossessed Inventory									{93}	680	17,194,232.08

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{94} Receivables becoming Defaulted Receivables during period		{94}	601	14,215,870.52
{95} Cram Down Losses occurring during period		{95}	43	68,724.64
{96} Net Liquidation Proceeds collected during period		{96}	1,552	7,865,759.09
{97} Net losses during period		{97}		6,418,836.07
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{98} Current Period Net Loss Ratio	{98}	6,418,836.07	1,673,760,407.05	0.38%
{99} Prior Period Net Loss Ratio	{99}	10,832,447.79	1,739,446,661.64	0.62%
{100} Second Prior Period Net Loss Ratio	{100}	14,329,366.49	1,802,103,578.31	0.80%
{101} Third Prior Period Net Loss Ratio	{101}	10,871,670.94	1,865,651,686.86	0.58%
{102} Rolling 3 prior month average Net Loss Ratio	{102}			0.67%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{103} Cumulative Net losses since Cut-off Date (beginning of period)			{103}	47,248,455.01
{104} Net losses during period			{104}	6,418,836.07
{105} Other Adjustments			{105}	(78,994.80)
{106} Cumulative Net losses since Cut-off Date (end of period)			{106}	53,588,296.28

{107} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{107}	2.49%

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Drive Auto Receivables LLC (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2025-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the current monthly distribution period. Please refer to the Form ABS-15G filed by the Securitizer on February 10, 2026 for additional information. The CIK number of the Securitizer is 0001383094.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Administrator

By:	/s/ Collin Devlin
Name:	Collin Devlin
Title:	Vice President
Date:	April 8, 2026